Note 10 - Other Income (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other operating income components [text block]
	2020	2019	2018

Government grant – Gold sale export credit incentive	4,695	866	6,482
Government grant – Gold support price	-	1,064	-
Other	70	94	39
Greenstone Retirement Fund pay-out	-	250	-
Greenstone Provident Fund pay-out	-	-	363
Eersteling rock dump sale	-	-	217
	4,765	2,274	7,101

Disclosure of ECI applicable and percentages applied [text block]
ECI applicable periods	Percentage
May 1, 2016 – December 31, 2017	3.5%
January 1, 2018 – January 31, 2018	2.5%
February 1, 2018 – February 20, 2019	10%
February 21, 2019 – March 9, 2020	0%
March 10, 2020 – June 26, 2020	25%